Subsequent Events - Additional Information (Detail)			12 Months Ended
	Mar. 14, 2019 MXN ($)	Jan. 14, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of Capital Stock [line items]
Dividends declared per share			$ (7,038,000,000)	$ (6,992,000,000)	$ (7,014,000,000)
Mexico [member]
Disclosure of Capital Stock [line items]
Bank loans paid		$ 4,700,000,000
BBVA Bancomer [member] | Mexico [member]
Disclosure of Capital Stock [line items]
Bank loans paid		1,300,000,000
Scotiabank [member] | Mexico [member]
Disclosure of Capital Stock [line items]
Bank loans paid		2,100,000,000
Citi Banamex [member] | Mexico [member]
Disclosure of Capital Stock [line items]
Bank loans paid		$ 1,300,000,000
Dividends declared [member]
Disclosure of Capital Stock [line items]
Dividends declared per share	$ 3.54
Number of equal installments dividend to be paid	2